Share-based Compensation - Schedule of Assumptions Used for Estimating the Fair Value of Options (Detail) - Options [member]	12 Months Ended
	Oct. 31, 2018 CAD ($) yr	Oct. 31, 2017 CAD ($) yr	Oct. 31, 2016 CAD ($) yr
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	1.71%	1.24%	1.00%
Expected option life, years | yr	6.3	6.3	6.3
Expected volatility	13.91%	14.92%	15.82%
Expected dividend yield	3.50%	3.47%	3.45%
Exercise price/share price | $	$ 72.64	$ 65.75	$ 53.15